Summary of Significant Accounting Policies - Goodwill and Other Indefinite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Goodwill impairment loss	$ 23,000		$ 23,000
Intangible impairments	$ 23,000	$ 0	$ 23,000	$ 0